RISK MANAGEMENT - Liquidity risk exposure (Details) - Liquidity risk - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Net cash outflows into 30 days	$ 23,887,074	$ 13,752,496
Liquid assets	$ 59,617,840	$ 50,680,823
Liquidity coverage ratio	249.58%	368.52%